INVESTMENTS (offsetting) (DETAILS1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Equity Contract [Member]
Offsetting Liabilities [Line Items]
Gross amount recognized	$ 6	$ 1
Gross amounts offset in the balance sheets	6	1
Derivatives Subject to an ISDA Master Agreements [Member]
Offsetting Liabilities [Line Items]
Gross amount recognized	6	1
Gross amounts offset in the balance sheets	6	1
Other Financial Liabilities [Member]
Offsetting Liabilities [Line Items]
Gross amount recognized	83	52
Net amounts presented in the balance sheets	83	52
Other Liabilities [Member]
Offsetting Liabilities [Line Items]
Gross amount recognized	89	53
Gross amounts offset in the balance sheets	6	1
Net amounts presented in the balance sheets	$ 83	$ 52